MFS® Global Alternative Strategy Fund
MFS® Global Alternative Strategy Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is November 28, 2014.
MFS® Global Alternative Strategy Fund
Effective immediately, the last paragraph in the sub-section entitled "Individual Security Selection by MFS" within the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

A team of investment professionals selects investments for the fund.  MFS allocates the fund’s assets to investment professionals by investment strategy.  MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments are used by certain of the fund’s equity investment professionals and may also be considered by other investment professionals.